Accounts payable and accrued liabilities (Details - Accounts payable and accrued liabilities) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Interim Period, Costs Not Allocable [Line Items]
Accounts payable and accrued liabilities	$ 316,321	$ 186,984
Accounts payable [Member]
Interim Period, Costs Not Allocable [Line Items]
Accounts payable and accrued liabilities	169,278	48,195
Accrued Interest Payable [Member]
Interim Period, Costs Not Allocable [Line Items]
Accounts payable and accrued liabilities	32,773	51,663
Credit Card Payable [Member]
Interim Period, Costs Not Allocable [Line Items]
Accounts payable and accrued liabilities	19,953	4,540
Sales Tax Payable [Member]
Interim Period, Costs Not Allocable [Line Items]
Accounts payable and accrued liabilities	27,675	11,737
Other liabilities [Member]
Interim Period, Costs Not Allocable [Line Items]
Accounts payable and accrued liabilities	53,280	70,849
Payroll Liability [Member]
Interim Period, Costs Not Allocable [Line Items]
Accounts payable and accrued liabilities	$ 13,362